Exploration and evaluation assets - Schedule of exploration and evaluation asset (Detail) - USD ($)		12 Months Ended
	Nov. 01, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of year		$ 133,146,851
Share-based compensation (Note 14)		1,682,382		$ 127,670		$ 368,341
Balance, end of year		141,055,466		133,146,851
Exploration and evaluation assets [member]
Schedule of exploration and evaluation assets [Line Items]
Balance, beginning of year		129,298,494		120,216,752
Mineral rights and land fees		30,127		41,073
Site operations, environmental, consulting and technical costs		4,885,615		3,894,243
Share-based compensation (Note 14)		1,682,382		127,670
Proceeds from royalty option agreement	$ (1,000,000)	(1,000,000)	[1]	0	[1]
Effect of foreign exchange		(16,111,063)		5,018,756
Balance, end of year		$ 118,785,555		$ 129,298,494		$ 120,216,752

[1]	On November 1, 2024, the Company and its Subsidiary entered into an option agreement (see Note 20) and received $1,000,000